Related Party Transactions (Details Narrative) - USD ($)					3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Nov. 03, 2022	Oct. 08, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Revenue from sales					$ 5,848,000	$ 4,457,000	$ 14,580,000	$ 14,208,000	$ 28,674,000	$ 24,100,000
Expenses related to service										500,000
Loss contingency, receivable		$ 6,200,000							$ 6,200,000
Legal settlements receivable percentage	50.00%	50.00%			50.00%		50.00%		50.00%
Investment in equity securities, shares	6,280,396	6,446,946
Investment in equity securities additional information							3,377,346
Biofrontera Pharma GmbH [Member]
Related Party Transaction [Line Items]
Interest income, related party								100,000
Biofrontera AG [Member]
Related Party Transaction [Line Items]
Other Receivables	$ 3,700,000	$ 6,100,000			$ 3,700,000		3,700,000		$ 6,100,000
Loss contingency, receivable	$ 3,700,000	6,400,000			$ 3,700,000		$ 3,700,000		6,400,000	11,300,000
Legal settlements receivable percentage	50.00%				50.00%		50.00%
Interest income, related party									100,000	0.0
License and Supply Agreement [Member] | Biofrontera Pharma GmbH [Member]
Related Party Transaction [Line Items]
Related party costs					$ 10,400,000	6,200,000	$ 13,700,000	11,500,000	16,600,000	9,400,000
Accounts payable related parties	$ 4,700,000	1,300,000			4,700,000		4,700,000		1,300,000	300,000
License and Supply Agreement [Member] | Fifty Percent of Anticipated Net Price [Member]
Related Party Transaction [Line Items]
Revenue from sales				$ 30,000,000
License and Supply Agreement [Member] | Forty Percent of Anticipated Net Price [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Revenue from sales				30,000,000
License and Supply Agreement [Member] | Forty Percent of Anticipated Net Price [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Revenue from sales				50,000,000
License and Supply Agreement [Member] | Thirty Percent of Anticipated Net Price [Member]
Related Party Transaction [Line Items]
Revenue from sales				$ 50,000,000
Service Agreements [Member]
Related Party Transaction [Line Items]
Accounts receivable, related parties		6,500,000							6,500,000
Other Receivables		6,400,000							6,400,000
Service Agreements [Member] | Biofrontera AG [Member]
Related Party Transaction [Line Items]
Accounts payable related parties	200,000	200,000			200,000		200,000		200,000	200,000
Expenses related to service									700,000	700,000
Expenses related to service					100,000	$ 300,000	100,000	$ 400,000
Clinica Lamp Lease Agreement [Member] | Biofrontera Pharma GmbH [Member]
Related Party Transaction [Line Items]
Revenue from sales									100,000	100,000
Accounts receivable, related parties	$ 500,000	100,000			$ 500,000		500,000		100,000	100,000
Cutanea Acquisition Agreement [Member] | Maruho Co, Ltd. [Member]
Related Party Transaction [Line Items]
Accounts receivable, related parties										$ 100,000
Other Receivables		$ 0							0
Share Purchase and Transfer Agreement [Member] | Maruho Co, Ltd. [Member]
Related Party Transaction [Line Items]
Investment, related party							$ 5,900,000		$ 10,500,000
Investment in equity securities, shares							6,280,396		6,466,949
Purchase of investment, shares			1,674,996
Number of shares purchased			6,466,946
Purchase of investment			$ 1,700,000